Consolidated Cash Flow Statements - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net profit / (loss) for the period	€ (394,569)	€ (375,776)
Reversal of finance income	(76,985)	(73,797)
Reversal of finance expenses	35,640	25,381
Reversal of gain and loss on disposal of property, plant and equipment	0	22
Reversal of income taxes (expenses)	1,513	28
Increase / (decrease) in provisions	13,094	4,954
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(1,774)	(1,913)
Share of profit / (loss) of associate	15,471	9,736
Share-based payment	50,752	50,307
Depreciation	13,601	12,988
Amortization	333	333
Changes in working capital:
Inventories	(58,459)	(28,571)
Receivables	(24,250)	(6,074)
Prepayments	(6,238)	(8,869)
Contract liabilities (deferred income)	(9,233)	10,727
Trade payables, accrued expenses and other payables	13,604	22,528
Cash flows generated from / (used in) operations	(427,500)	(357,996)
Finance income received	12,577	6,808
Finance expenses paid	(8,632)	(2,026)
Income taxes received / (paid)	(1,336)	(800)
Cash flows from / (used in) operating activities	(424,891)	(354,014)
Investing activities
Acquisition of property, plant and equipment	(2,505)	(10,707)
Proceeds from disposal of property, plant and equipment	46	0
Reimbursement from acquisition of property, plant and equipment	0	9,535
Purchase of marketable securities	0	(160,839)
Settlement of marketable securities	282,282	224,540
Cash flows from / (used in) investing activities	279,823	62,529
Financing activities
Payment of principal portion of lease liabilities	(7,703)	(4,577)
Net proceeds from borrowings	139,782	503,281
Proceeds from exercise of warrants	8,268	2,023
Acquisition of treasury shares, net of transaction costs		(105,303)
Cash flows from / (used in) financing activities	140,347	395,424
Increase / (decrease) in cash and cash equivalents	(4,721)	103,939
Cash and cash equivalents at January 1	444,767	446,267
Effect of exchange rate changes on balances held in foreign currencies	1,222	58,124
Bank deposits	441,268	604,018
Short-term marketable securities	0	4,312
Cash and cash equivalents at September 30	€ 441,268	€ 608,330